INTEREST AND FINANCE COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST AND FINANCE COSTS, NET [Abstract]
Interest income	$ 3,654	$ 1,851
Interest expense	(18,367)	(8,885)
Bank stand-by and commitment fees	(304)	(193)
Accretion expense	(2,988)	(2,364)
Lease liabilities	(3,785)	(2,466)
Interest and finance (costs) income, net	$ (21,790)	$ (12,057)